UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:04/30/08

Item 1.  Schedule of Investments.

Anchor Multi-Strategy Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2008
	Shares	Market Value
EXCHANGE TRADED FUNDS - 94.73%
Aggressive Growth - 12.98%
Ultra Russell 2000 ProShares	20,000	$ 1,025,200

Government Agency - 23.57%
iShares Lehman 20+ Year Treasury Bond Fund	20,000	1,862,600

Growth Large Cap- 11.95%
Powershares QQQ	20,000	944,200

Health & Biotechnology - 30.20%
iShares Dow Jones US Healthcare Sector Index Fund	6,200	393,948
Ultra Health Care ProShares	13,000	732,550
Health Care Select Sector SPDR Fund	40,000	1,260,000
		2,386,498

Latin America- 12.95%
iShares S&P Latin America 40 Index Fund	3,700	1,023,050

Real Estate- 2.28%
Ultra Real Estate ProShares	5,000	180,000

Technology - 0.80%
Ultra Semiconductor ProShares	1,200	63,276

TOTAL EXCHANGE TRADED FUNDS (Cost $7,384,096)	129,100	7,484,824

TOTAL INVESTMENTS (Cost $7,384,096) - 94.73%		7,484,824
Other assets less liabilities - 5.27%		416,832
NET ASSETS - 100.00%		$ 7,901,656

		Market
SECURITIES SOLD SHORT	Shares	Value
UltraShort Technology ProShares	450	$ 26,735
TOTAL SECURITIES SOLD SHORT (proceeds $27,159 )		$ 26,735

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 111,826
Unrealized depreciation		(11,098)
Net unrealized appreciation		$ 100,728
Anchor Multi-Strategy Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) ( Continued)
April 30, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepaymemt spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets
	carried at fair value:

Valuation Inputs	Investment Securties($)	Other Financial Instrument( $)
Level 1 - Quoted Prices	7,484,824	0
Level 2 - Other Significant Observable Prices	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	7,484,824	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/30/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/30/08